LONG-TERM DEBT - (Disclosure of long-term debt) (Parentheticals) (Details) - Mortgage Payable [Member] - CAD ($)	Apr. 01, 2023	Feb. 10, 2022
Long Term Debt [Line Items]
Monthly installments of mortgage payable	$ 43,764	$ 85,504
Borrowings, interest rate	5.00%